Unaudited Interim Consolidated Statements Of Operations And Comprehensive (Loss) Income - USD ($)		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenues		$ 11,652,959	$ 17,287,465
Cost of revenues		(11,622,997)	(17,079,275)
Gross profit		29,962	208,190
Operating expenses:
General and administrative expenses		(10,241,512)	(578,914)
Total operating expenses		(10,241,512)	(578,914)
Loss from operations		(10,211,550)	(370,724)
Other income (expenses):
Interest income		1,160	220,224
Interest expenses		(382)	(24,259)
(Loss)/ gain on deconsolidation of subsidiaries		(7,579)	523,746
Other loss, net			(2,556)
Loss from equity method investment		(8,924)
Total other (expenses) income, net		(15,725)	717,155
(Loss) income before income taxes		(10,227,275)	346,431
Income tax benefit (expenses)		49,792	(570)
Net (loss) income		(10,177,483)	345,861
Comprehensive (loss) income
Foreign currency translation income (loss)		197,590	(48,687)
Comprehensive (loss) income attributable to shareholders		$ (9,979,893)	$ 297,174
(Loss) earnings per ordinary share
Basic		$ (0.36)	$ 0.18
Diluted		$ (0.36)	$ 0.18
Weighted average numbers of ordinary shares outstanding
Basic	[1]	28,425,446	1,940,833
Diluted	[1]	28,425,446	1,940,833

[1]	Giving retroactive effect to the 1-for-16 reverse share split effected on November 27, 2024.